Revenues - Finance lease contractual maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance income on net investment in finance lease	$ 4.5	$ 3.4	$ 0.4
Finance leases	63.4	76.2
Unearned finance income relating to finance lease payments receivable	11.8	$ 16.3
1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	12.8
2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	12.1
3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	11.5
4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	11.5
5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	11.5
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance leases	$ 4.0